Lease (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Future Lease Payments for the Operating Leases Under the Operating Leases
The aggregate future lease payments for the operating leases under the operating leases as of December 31, 2023, were as follows:

Operating Lease Obligations
Fiscal Year:
2024	$2,687
2025	2,329
2026	2,010
2027	1,522
2028	1,303
2029 and thereafter	6,688

Total	16,539
Less imputed interest	1,500

Present value of lease liabilities	15,039
Less operating lease liabilities-current	2,343

Long-term operating lease liabilities	$12,696